UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08637

                                                    The Pacific Corporate Group Private Equity Fund
                                                     (Exact name of registrant as specified in charter)

PO Box 181978, Coronado, California                                                                        92178
(Address of principal executive offices)                                                             (Zip code)

                                          The Corporation Trust Company
                                                Corporation Trust Center
                                                     1209 Orange Street
                                           Wilmington, Delaware 19801
                                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (619) 522-0100

Date of fiscal year end:                                      March 31, 2013

Date of reporting period:                                  July 1, 2011 – June 30, 2012

Item 1.                      Proxy Voting Record

During the twelve month period ended June 30, 2012, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Pacific Corporate Group Private Equity Fund

By:/s/  Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: August 28, 2012